Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2016
Regulatory Capital Requirements [Abstract]
Quantitative Measures Established by Regulation to Ensure Capital Adequacy Minimum Amounts and Ratios
To be categorized as well capitalized, the Bank must maintain minimum total risk based, Tier 1 risk based, and Tier 1 leverage ratios as set forth in the following tables.

	Actual		For Capital Adequacy Purposes		To be Well- Capitalized Under Prompt Corrective Action Provisions
Parke Bancorp, Inc.	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2016	(Amounts in thousands except ratios)
Total Risk Based Capital	$154,018	18.33%	$72,470	8.625%	N/A	N/A
(to Risk Weighted Assets)
Tier 1 Capital	$143,453	17.07%	$55,666	6.625%	N/A	N/A
(to Risk Weighted Assets)
Tier 1 Capital Common Equity	$110,453	13.15%	$43,062	5.125%	N/A	N/A
(to Risk Weighted Assets)
Tier 1 Capital	$143,453	15.25%	$37,618	4.000%	N/A	N/A
(to Average Assets)
As of December 31, 2015
Total Risk Based Capital	$135,258	17.24%	$62,777	8.0%	N/A	N/A
(to Risk Weighted Assets)
Tier 1 Capital	$125,371	15.98%	$31,389	6.0%	N/A	N/A
(to Risk Weighted Assets)
Tier 1 Capital Common Equity	$92,371	11.77%	$31,389	4.5%	N/A	N/A
(to Risk Weighted Assets)
Tier 1 Capital	$125,371	14.69%	$34,133	4.0%	N/A	N/A
(to Average Assets)
Parke Bank
As of December 31, 2016
Total Risk Based Capital	$150,636	17.93%	$72,470	8.625%	$84,023	10.0%
(to Risk Weighted Assets)
Tier 1 Capital	$140,070	16.67%	$55,665	6.625%	$67,218	8.0%
(to Risk Weighted Assets)
Tier 1 Capital Common Equity	$140,070	16.67%	$43,062	5.125%	$54,615	6.5%
(to Risk Weighted Assets)
Tier 1 Capital	$140,070	15.29%	$36,654	4.000%	$45,818	5.0%
(to Average Assets)
As of December 31, 2015
Total Risk Based Capital	$134,415	17.13%	$62,777	8.0%	$78,471	10.0%
(to Risk Weighted Assets)
Tier 1 Capital	$124,528	15.87%	$31,388	4.0%	$62,777	8.0%
(to Risk Weighted Assets)
Tier 1 Capital Common Equity	$124,528	15.87%	$31,388	4.5%	$51,006	6.5%
(to Risk Weighted Assets)
Tier 1 Capital	$124,528	14.59%	$34,133	4.0%	$42,666	5.0%
(to Average Assets)